Bank Credit Line (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Outstanding balances of line of credit	$ 1,000,000	$ 0
Line of credit facility, interest rate	5.75%	1.50%
Line of Credit [Member]
Short-Term Debt [Line Items]
Outstanding balances of line of credit	$ 3,400,000
Line of credit facility, interest rate	5.75%